Personnel expenses	12 Months Ended
Dec. 31, 2020
Personnel expenses
Personnel expenses

17. Personnel expenses

Personnel expenses included in cost of sales, research and development, and selling and administrative expenses are comprised of the following:

PERSONNEL EXPENSES

	Year Ended December 31,
	2020	2019	2018
	(€ in thousands)
Wages and salaries	11,568	13,885	12,772
Employee stock option plan	671	671	604
Social security contributions	2,289	2,710	2,527
Total	14,528	17,266	15,903

voxeljet AG offers to its employees a defined contribution plan called “MetallRente”. The contributions paid by the Company amounted to kEUR 65, kEUR 66 and kEUR 61 for the years ended December 31, 2020, 2019 and 2018, respectively and is presented within social security contributions. The employer’s contribution into the mandatory German state plan amounted to kEUR 754, kEUR 889 and kEUR 849 for the years ended December 31, 2020, 2019, and 2018, respectively.